Income Taxes - Schedule of Tax Effects of Temporary Differences to Significant Portions of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 18,845	$ 11,367
Intangibles
Contingent consideration
Stock-based compensation	881	794
Inventory reserve
Right-of-use asset	(241)	(63)
Asset impairment
Fixed assets	58	34
Capitalized research	746
Other temporary differences	299	500
Gross deferred tax asset	21,070	12,758
Valuation allowance	(20,769)	(12,479)
Net deferred tax asset	301	279
Deferred tax liabilities:
Prepaid expenses	(70)	(224)
Operating lease liability	(231)	(55)
Deferred tax liabilities	(301)	(279)
Net deferred taxes